Commitments and contingencies (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of commitments and contingencies [Line Items]
Description of ZCC hedges	The ZCC hedges are for 57,500 gold ounces of production in 2026
Contingent payments to Gold Fields	$ 43.0